Revenue from Contracts with Customers - Summary of Disaggregation of Revenue by Sales Channels (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	€ 564,758	€ 473,195	€ 1,348,926	€ 1,117,368
B2B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	340,593	275,655	843,527	697,400
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	223,364	196,441	501,792	416,138
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	€ 801	€ 1,099	€ 3,607	€ 3,830